Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Previously Reported [Member]
Operating activities
Loss before income taxes	$ (72,864,057)
Net loss	(72,864,057)	$ (47,598,378)
Amortization of intangible assets	308,064	412,784
Finance costs, net	(7,236,716)	11,549,151
Other costs	145,933
Foreign exchange gain	(1,807,450)	(101,939)
Net change in non-cash working capital items	(1,016,971)	2,755,712
Net cash flows related to operating activities	(37,911,354)	(20,472,490)
Investing Activities
Grants received related to intangible assets and property and equipment	949,609	515,588
Net cash flows related to investing activities	(12,037,428)	(16,631,435)
Financing activities
Government grant liability issuance
Net cash flows related to financing activities	73,768,733	41,547,256
Adjustments [Member]
Operating activities
Loss before income taxes	(554,688)
Net loss		(1,258,615)
Amortization of intangible assets	(51,000)	51,000
Finance costs, net	(140,000)	(1,934)
Other costs	(145,933)	145,933
Foreign exchange gain	50,915	2,643
Net change in non-cash working capital items	625,163	744,116
Net cash flows related to operating activities	(215,543)	(316,857)
Investing Activities
Grants received related to intangible assets and property and equipment	36,686	125,445
Net cash flows related to investing activities	36,686	125,445
Financing activities
Government grant liability issuance	178,857	191,412
Net cash flows related to financing activities	178,857	191,412
As Restated [Member]
Operating activities
Loss before income taxes	(73,418,745)
Net loss	(73,418,745)	(48,856,993)
Amortization of intangible assets	257,064	463,784
Finance costs, net	(7,376,716)	11,547,217
Other costs		145,933
Foreign exchange gain	(1,756,535)	(99,296)
Net change in non-cash working capital items	(391,808)	3,499,828
Net cash flows related to operating activities	(38,126,897)	(20,789,347)
Investing Activities
Grants received related to intangible assets and property and equipment	986,295	641,033
Net cash flows related to investing activities	(12,000,742)	(16,505,990)
Financing activities
Government grant liability issuance	178,857	191,412
Net cash flows related to financing activities	$ 73,947,590	$ 41,738,668